UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deephaven, Inc.
Address: 14601 27th Ave.  N., Suite 102
         Plymouth, MN  55447

13F File Number:  028-14603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Donlan
Title:     Director of Operations
Phone:     952-345-5227

Signature, Place, and Date of Signing:

 /s/  Dan Donlan     Plymouth, MN     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $200,074 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANOORAQ RES CORP               COM              03633E108      141   335493 SH       SOLE                   335493        0        0
ARLINGTON ASSET INVT CORP      CL A NEW         041356205      382    17209 SH       SOLE                    17209        0        0
ARMOUR RESIDENTIAL REIT INC    *W EXP 11/07/201 042315119      601    89000 SH       SOLE                    89000        0        0
AWARE INC MASS                 COM              05453N100       67    17091 SH       SOLE                    17091        0        0
BAKER MICHAEL CORP             COM              057149106      434    18200 SH       SOLE                    18200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2996   313000 SH  CALL SOLE                   313000        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     1207    71900 SH       SOLE                    71900        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     2014   120000 SH  PUT  SOLE                   120000        0        0
CEREPLAST INC                  COM NEW          156732307      155   250000 SH       SOLE                   250000        0        0
CHIMERA INVT CORP              COM              16934Q109      566   200000 SH       SOLE                   200000        0        0
EXCO RESOURCES INC             COM              269279402       66    10000 SH       SOLE                    10000        0        0
FUELCELL ENERGY INC            COM              35952H106      431   275646 SH       SOLE                   275646        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103     1313   185391 SH       SOLE                   185391        0        0
HICKS ACQUISITION CO II INC    UNIT 99/99/9999  429090202     1024   100000 SH       SOLE                   100000        0        0
ITERIS INC                     COM              46564T107      400   268931 SH       SOLE                   268931        0        0
JPMORGAN CHASE & CO            COM              46625H100      460    10000 SH       SOLE                    10000        0        0
RESOLUTE ENERGY CORP           *W EXP 09/25/201 76116A116    22427  1970710 SH       SOLE                  1970710        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119    94004  7807668 SH       SOLE                  7807668        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       19    14100 SH       SOLE                    14100        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       39    29100 SH  PUT  SOLE                    29100        0        0
TALBOTS INC                    *W EXP 04/09/201 874161110      502   165750 SH       SOLE                   165750        0        0
TRANS WORLD ENTMT CORP         COM              89336Q100       23    10985 SH       SOLE                    10985        0        0
TWO HBRS INVT CORP             *W EXP 11/07/201 90187B119    50918  5021493 SH       SOLE                  5021493        0        0
TWO HBRS INVT CORP             COM              90187B101       62     6120 SH       SOLE                     6120        0        0
TWO HBRS INVT CORP             COM              90187B101       22     2200 SH  CALL SOLE                     2200        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      373     9500 SH  CALL SOLE                     9500        0        0
WEIGHT WATCHERS INTL INC NEW   COM              948626106    19352   250700 SH  CALL SOLE                   250700        0        0
WESTERN LIBERTY BANCORP        COM              961443108       76    26583 SH       SOLE                    26583        0        0